Financial Instruments - Summary of Not Designated As Cash Flow Hedges (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Not Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member]
$ in Millions
12 Months Ended
Mar. 31, 2022 USD ($)
Tranche One [Member]
Derivative [Line Items]
Maturity Date	Mar. 24, 2025
Tranche Two [Member]
Derivative [Line Items]
Maturity Date	Mar. 23, 2025
Tranche Three [Member]
Derivative [Line Items]
Maturity Date	Mar. 23, 2025
Tranche Four [Member]
Derivative [Line Items]
Maturity Date	Mar. 23, 2025
Tranche Five [Member]
Derivative [Line Items]
Maturity Date	Mar. 23, 2025
Tranche Six [Member]
Derivative [Line Items]
Maturity Date	Mar. 23, 2025
Pay Fixed Receive Variable Interest Rate [Member]
Derivative [Line Items]
Notional Amount	$ 1,400.0	[1]
Pay Fixed Receive Variable Interest Rate [Member] | Tranche One [Member]
Derivative [Line Items]
Effective Date	May 23, 2018	[1]
Notional Amount	$ 700.0	[1]
Fixed Rate Received	2.915%	[1],[2]
Pay Fixed Receive Variable Interest Rate [Member] | Tranche Two [Member]
Derivative [Line Items]
Effective Date	Jun. 25, 2018	[1]
Notional Amount	$ 200.0	[1]
Fixed Rate Received	2.723%	[1],[2]
Pay Fixed Receive Variable Interest Rate [Member] | Tranche Three [Member]
Derivative [Line Items]
Effective Date	Jul. 31, 2018	[1]
Notional Amount	$ 300.0	[1]
Fixed Rate Received	2.885%	[1],[2]
Pay Fixed Receive Variable Interest Rate [Member] | Tranche Four [Member]
Derivative [Line Items]
Effective Date	Dec. 24, 2018	[1]
Notional Amount	$ 50.0	[1]
Fixed Rate Received	2.744%	[1],[2]
Pay Fixed Receive Variable Interest Rate [Member] | Tranche Five [Member]
Derivative [Line Items]
Effective Date	Dec. 24, 2018	[1]
Notional Amount	$ 100.0	[1]
Fixed Rate Received	2.808%	[1],[2]
Pay Fixed Receive Variable Interest Rate [Member] | Tranche Six [Member]
Derivative [Line Items]
Effective Date	Dec. 24, 2018	[1]
Notional Amount	$ 50.0	[1]
Fixed Rate Received	2.728%	[1],[2]
Offsetting Pay Variable Receive Fixed Interest Rate [Member]
Derivative [Line Items]
Notional Amount	$ 1,400.0	[1]
Offsetting Pay Variable Receive Fixed Interest Rate [Member] | Tranche One [Member]
Derivative [Line Items]
Effective Date	May 19, 2020	[1]
Notional Amount	$ 700.0	[1]
Fixed Rate Received	2.915%	[1],[3]
Offsetting Pay Variable Receive Fixed Interest Rate [Member] | Tranche Two [Member]
Derivative [Line Items]
Effective Date	Aug. 14, 2020	[1]
Notional Amount	$ 200.0	[1]
Fixed Rate Received	2.723%	[1],[3]
Offsetting Pay Variable Receive Fixed Interest Rate [Member] | Tranche Three [Member]
Derivative [Line Items]
Effective Date	May 19, 2020	[1]
Notional Amount	$ 300.0	[1]
Fixed Rate Received	2.885%	[1],[3]
Offsetting Pay Variable Receive Fixed Interest Rate [Member] | Tranche Four [Member]
Derivative [Line Items]
Effective Date	May 19, 2020	[1]
Notional Amount	$ 50.0	[1]
Fixed Rate Received	2.744%	[1],[3]
Offsetting Pay Variable Receive Fixed Interest Rate [Member] | Tranche Five [Member]
Derivative [Line Items]
Effective Date	Jun. 15, 2020	[1]
Notional Amount	$ 100.0	[1]
Fixed Rate Received	2.808%	[1],[3]
Offsetting Pay Variable Receive Fixed Interest Rate [Member] | Tranche Six [Member]
Derivative [Line Items]
Effective Date	Jun. 15, 2020	[1]
Notional Amount	$ 50.0	[1]
Fixed Rate Received	2.728%	[1],[3]

[1]	During the fiscal year ended March 31, 2021, the Company completed a series of transactions to amend and extend certain interest rate swap agreements, and as part of these transactions, the $1.4 billion pay-fixed receive-variable interest rate swaps presented in the table above were de-designated, and the Company entered into $1.4 billion of pay-variable receive-fixed interest rate swaps, as presented in the table above, which are designed to offset the terms of the $1.4 billion of pay-fixed receive-variable swaps in the table above. At the time of the de-designation of the above $1.4 billion in pay-fixed receive-variable interest rate swaps, there was approximately $163.0 million of unrealized losses recorded in accumulated other comprehensive income (loss). This amount is being amortized to interest expense through the remaining term of the de-designated swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the loss will be recorded to interest expense at that time. The $1.4 billion of pay-fixed receive-variable interest rate swaps de-designated as cash flow hedges and the $1.4 billion of offsetting pay-variable receive-fixed swaps were marked to market with changes in fair value recognized, along with the fixed and variable payments on these swaps, in interest expense, which netted to an immaterial amount.
[2]	Re-designated in May 2022, see May 2022 Transactions description below.
[3]	Terminated in May 2022, see May 2022 Transactions description below.